Notes Payable	12 Months Ended
Dec. 31, 2021
Notes Payable
Notes Payable

Note 8 — Notes Payable

Notes payable as of December 31, 2021 and 2020 consist of the following:

	December 31, 2021	December 31, 2020
Convertible Note	$87,863	$—
Facility (1)	3,000	—
Related party notes
Facility (1)	—	6,000
2020 short-term convertible notes payable	—	3,225
Third party notes
2020 short-term convertible notes payable	—	6,454
Unsecured facility agreement	—	1,500
Total debt principal	90,863	17,179
Unamortized debt discount - Convertible Note	(27,055)	—
Unamortized debt discount - Facility	(40)	(55)
Unamortized debt discount - 2020 short-term convertible notes payable	—	(1,296)
Total debt less unamortized debt discount	63,768	15,828
Less current portion - related party	—	6,225
Less current portion - third party	—	7,954
Long-term portion	$63,768	$1,649
Long-term portion - related party	$—	$1,649
(1)	The Company’s term note and working capital facility (“Facility”) was no longer associated with a related-party upon consummation of the Business Combination.

Convertible Note

In conjunction with the Business Combination, the Company entered into the 7.5% $100,000 Convertible Note and paid issuance costs of $5,000. The Convertible Note has a maturity date of May 15, 2024 and has semi-annual interest payments due May 15 and November

15 of each year starting on November 15, 2021. The Convertible Note has a conversion feature at a conversion price of $11.50 and warrants to purchase up to 8,695,652 shares of common stock for a per share price of $11.50. The Convertible Note has a mandatory conversion option that: a) is exercisable at the option of the Company on or after May 15, 2022; b) occurs when the Company’s stock price (1) is greater than 120% of the conversion price of $11.50, or $13.80 for 20 trading days in a period of 30 consecutive trading days and (2) the 30-day average daily trading volume during the applicable exercise period, i.e., consecutive 30 trading day period, is greater than or equal to $3,000; and c) the Company will make payments in accordance with the interest make-whole (defined below) amount in cash or issuance of additional shares of the Company’s common stock.

The interest make-whole amount means, with respect to the conversion of the Convertible Note, in an amount denominated in U.S. dollars, the sum of all regularly scheduled interest payments, if any, due on such Convertible Note on each interest payment date occurring after the conversion date for such conversion and on or before the maturity date; provided, however, that (A) for these purposes, the amount of interest due on the interest payment date immediately after such conversion date will be deemed to be the following amount: (x) if such conversion date is prior to January 15, 2023, an amount equal to twelve months of interest and (y) if such conversion date is on or after January 15, 2023, any accrued and unpaid interest, if any, at such conversion date, plus any remaining amounts that would be owed to, but excluding, the maturity date in respect of such Convertible Note, including all regularly scheduled interest payments; and (B) if such conversion date occurs after the Company has sent a mandatory conversion notice, then the interest make-whole amount for such conversion shall be the sum of all regularly scheduled interest payments, if any, due on such Convertible Note on each interest payment date occurring after the conversion date for such conversion to, but excluding, the maturity date.

If the Company incurs other unpermitted indebtedness, it is required to redeem the Convertible Notes in full including outstanding principal and accrued and unpaid interest, plus (a) a prepayment premium equal to twelve months of interest on the principal amount of the Convertible Notes if such indebtedness event occurred prior to January 15, 2023; or (b) a prepayment premium equal to the amount of interest which would have accrued on the Convertible Notes through maturity (the “Redemption Feature”). In addition, the Company is required to issue to the holders a fixed number of warrants to purchase shares of Common Stock. The fixed number of warrants will be based on the principal balance of the Convertible Notes, divided by $11.50 (“Redemption Warrants”). The Redemption Warrants will be exercisable from the date of repayment of the Convertible Notes through the original maturity date of the Convertible Notes. In addition, an adjustment to the exercise price of the warrants will occur when (1) the Company issues additional shares of Common Stock for capital raising purpose at a price less than $9.20 per share (2) the aggregate proceeds from such issuance represents more than 65% of the total equity proceeds; and (3) the volume weighted average trading price of Common Stock during the 20 trading-day period starting on the trading day prior to the completion of the Business Combination is below $9.20.

The Company has identified certain embedded derivatives related to its Convertible Note. Since the Convertible Note has a conversion feature whereby the principal amount will convert into a variable number of shares based on the future trading price of the Company’s common stock, the conversion feature is recorded as a derivative liability. Therefore, the fair value of the convertible feature at inception on May 6, 2021 in the amount of $17,063 was recorded as a debt discount and an addition to “Derivative liability” on the consolidated balance sheets. The derivative liability is adjusted to fair value each reporting period, with the changes in fair value reported as “Loss (gain) from change in fair value of derivative liability” on the consolidated statements of operations. The debt discount is amortized over the life of the Convertible Notes.

During the year ended December 31, 2021, $12,137 of Convertible Notes were converted into 1,055,388 shares of the Company’s common stock. The Company recognized a gain on extinguishment of $2,194 in “Gain on extinguishment of debt” on the consolidated statement of operations associated with the difference between (1) the sum of the fair value of the common stock issued of $10,089 and cash paid for the remaining annual interest due May 2022 of $668 and (2) the sum of the carrying amount of the converted debt $7,965 and the fair value of the convertible note derivative liability of $4,986. The following table provides a reconciliation of the beginning and ending balances for the convertible note derivative liability measured at fair value using significant unobservable inputs (Level 3):

Level 3
Initial recognition May 6, 2021	$17,063
Gain	5,341
Change resulting from conversions	(4,986)
Balance at December 31, 2021	$17,418

The Convertible Note warrants are considered free-standing instruments and meet the criteria for equity classification because they are indexed to the Company’s own stock and provide a fixed number of shares. Therefore, the fair value of the Convertible Note warrants on May 6, 2021 in the amount of $14,522 was recorded as a debt discount and an addition to “Additional paid-in capital” on the consolidated balance sheets.

Facility

In October 2019, the Company entered into the Facility with a company represented on the Board of Lightning Systems. Upon consummation of the Business Combination, the company holding the Facility was no longer represented on the Board. The Facility provides for both term and working capital loans for borrowings up to $8,110 as of December 31, 2021. However, the Company’s Convertible Note requirements limit the Company’s permitted indebtedness to $5,000. Interest is payable quarterly on borrowings at a fixed annual rate of 15%. Borrowings under the Facility are secured by substantially all the Company’s assets, are subject to borrowing base limitations, and require the Company to meet certain covenants. During the year ended December 31, 2020, the Company was in violation with certain financial and non-financial covenants, which were subsequently waived by the lender.

The Facility borrowings were $6,000 as of December 31, 2020 and increased to $10,000 prior to the Business Combination. As a result of the Business Combination, the Facility was paid down to $3,000 and remains at $3,000 as of December 31, 2021 with a maturity date of October 21, 2024.

In connection with entering into this Facility, the Company issued warrants in 2020 and 2019, exercisable into 60,241 and 301,205, respectively, shares of Series C preferred stock at the conversion price of $1.66 per share. At the time of issuance, the Company estimated the fair value of the warrants at $6 and $66, respectively, and recorded a debt discount, which is being recognized over the life of the Facility borrowings, and a warrant liability, which was adjusted to fair value each reporting period, with the changes in fair value reported as a component of “other income, net.” As a result of the Business Combination, the warrants were converted to Common Stock based on the Exchange Ratio.

Related and third party 2020 short term convertible notes payable

In August and September 2020, the Company borrowed $9,679 under convertible note purchase agreements from third parties ($6,454) and related parties ($3,225). The related parties include officers, a director, and individuals whose companies are represented on the Board of Lightning Systems. The convertible notes bear interest at 8%. Interest is payable monthly, with principal and unpaid interest due March 31, 2021. The notes are convertible into 5,830,723 Series C preferred shares at the conversion price of $1.66 per share. These notes are subordinate to the Facility and third-party unsecured facility agreement.

The 2020 short-term notes are convertible into shares of Series C redeemable convertible preferred stock upon the 1) a change in control (“CIC”) having a value in excess of $200,000; 2) a debt or equity financing with aggregated gross proceeds in excess of $10,000; or 3) at maturity. Should the notes be converted at maturity, the debt holders will receive a beneficial conversion feature allowing the conversion at 75% of the lowest issue price. The Company recorded the beneficial conversion feature at its intrinsic value of $3,071. This was recorded as a debt discount and an addition to “Additional paid-in capital.” During the years ended December 31, 2021 and 2020, amortization of the debt discount of $1,296 and $1,774, respectively, was recorded to “interest expense”, including the remaining discount balance on the date of the Business Combination.

As a result of the Business Combination, these convertible notes were converted to Series C redeemable convertible preferred stock which converted into common stock based on the Exchange Ratio with the balance of $9,679 recorded to “Additional paid-in capital”. In addition, the accrued interest through the date of the Business Combination close was forgiven.

Third party unsecured facility agreement

In March 2015, the Company borrowed $1,500 due under an unsecured facility agreement. The note did not bear stated interest and was due in April 2021. During the year ended December 31, 2020, the Company was in violation with certain financial and non-financial covenants, which were subsequently waived by the lender. During the year ended December 31, 2021, $700 was repaid in April and the remaining $800 was repaid upon the closing of the Business Combination.

Related party 2020 convertible notes payable

In February 2020, the Company borrowed $3,000 under two convertible note payable agreements from companies represented on the Board of Lightning Systems. The convertible notes bore interest at 8% and were subject to certain covenants. In May 2020, the notes were subject to a mandatory redemption in connection with a qualified equity offering of $3,000, resulting in a conversion into 2,118,819 Series C preferred shares at a weighted average conversion price of $1.42 per share. The mandatory redemption was treated as a debt extinguishment for accounting purposes. To record the extinguishment, the fair value of consideration received and debt relieved was compared to the fair value of consideration paid and equity instruments issued. The fair value of consideration received was greater than the consideration paid. The excess fair value of $1,844 was recorded as a contribution to “Additional paid-in capital.”

In connection with the redemption, the Company issued short and long-term warrants, exercisable into 3,614,457 and 831,326, respectively, shares of Series C preferred shares at the conversion price of $1.66 per share. The Company estimated the fair value of the warrants at issuance at $336. The change in fair value is reported within “Loss from change in fair value of warrant liabilities.” As a result of the Business Combination, the warrants were converted to common stock based on the Exchange Ratio.

Third-party secured promissory note

In February 2021 the Company borrowed $3,000 by entering into a promissory note with a third-party lender. The note was secured by substantially all the Company’s assets and bore an annual interest rate of 20%, of which 10% was to be paid in cash and 10% was to be paid-in-kind by adding such interest to the principal balance. Interest which was to be paid quarterly beginning on April 30, 2021 until the earliest of the following events to occur: the maturity date of February 19, 2022; or 14 days after the closing of the Business Combination. The promissory note was paid upon the closing of the Business Combination.

Debt maturities

The total balance of all debt matures as follows:

Period ending December 31,	Amount
2022	$—
2023	—
2024	90,863
2025	—
2026	—
$90,863